STOCK OPTIONS AND STOCK INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock options to employees, officers and directors outstanding

The following table summarizes information about options to employees, officers and directors outstanding at December 31, 2016 under the plans:

	Options Outstanding		Vested and Exercisable

Exercise Price	Number of Option	Weighted Average Remaining Contractual Life (Years)	Number of Option	Weighted Average Exercise Price
0.5763	778,761	1.33	778,761	0.5763